NATIONWIDE MUTUAL FUNDS
Nationwide BNY Mellon Core Plus Bond ESG Fund
Nationwide Bond Fund
Nationwide Government Money Market Fund
Nationwide Inflation-Protected Securities Fund
Nationwide Loomis Short Term Bond Fund
Supplement dated December 12, 2024
to the Prospectus dated February 28, 2024
Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.
Nationwide BNY Mellon Core Plus Bond ESG Fund
Effective on or about January 17, 2025, the Prospectus is amended as follows:

1.	The Fund is renamed the “Nationwide BNY Mellon Core Plus Bond Fund.” All references to the Fund’s former name in the Prospectus are replaced accordingly.

2.	The information under the heading “Principal Investment Strategies” beginning on page 3 of the Prospectus is deleted in its entirety and replaced with the following:
The Fund is designed to provide a diversified portfolio of different types of fixed-income securities. In contrast to a typical core bond strategy, however, the Fund also invests a portion of its assets in fixed-income securities that carry higher risks, but which potentially offer higher investment rewards. The fixed-income securities in which the Fund invests include U.S. and foreign corporate bonds, U.S. government securities, bonds issued by foreign governments, corporate loans, asset-backed securities and mortgage-backed securities. The Fund may invest in securities issued by foreign issuers, including those that are located in emerging market countries, although the Fund does not invest more than 20% of its net assets in emerging market securities. Some foreign securities may be denominated in currencies other than the U.S. dollar.
The Fund invests in mortgage-backed securities. Mortgage-backed securities include either pass-through securities issued by U.S. government agencies, such as Ginnie Mae, Fannie Mae or Freddie Mac, or collateralized mortgage obligations issued either by U.S. government agencies or by private issuers. The Fund may purchase many U.S. agency pass-through securities on a when-issued (also known as “to‑be‑announced”) basis, and it may also purchase or sell such securities for delayed delivery. When entering into such a transaction, the Fund buys or sells securities with payment and delivery scheduled to take place in the future.
The Fund normally invests primarily in fixed-income securities that are rated, at the time of purchase, investment grade or the unrated equivalent as determined by the Fund’s subadviser. The Fund may, however, invest up to 25% of its net assets at the time of purchase, in high-yield bonds (i.e., “junk bonds”). Under normal circumstances, the Fund invests at least 80% of its net assets in fixed-income securities. Securities in which the Fund invests pay interest on either a fixed-rate or variable-rate basis.
The Fund seeks to achieve its objective by investing in securities offering the highest level of total return while simultaneously managing investment risk. The Fund’s portfolio can be expected to have an average effective duration ranging between three and eight years, although the Fund’s subadviser may lengthen or shorten the Fund’s portfolio duration outside this range depending on its evaluation of market conditions. Duration is an indication of an investment’s “interest rate risk,” or how sensitive an investment may be to changes in interest rates. Bonds with longer durations have higher risk and volatility.

In constructing the Fund’s portfolio, the subadviser relies primarily on proprietary, internally-generated credit research, focusing on both industry/sector analysis and detailed individual security selection. The subadviser seeks to identify investment opportunities based on the relative value of securities. The subadviser analyzes individual issuer credit risk based on factors such as management and depth of experience, competitive advantage, market and product position and overall financial strength.
The Fund’s subadviser seeks value and may sell a security in anticipation of market declines or credit downgrades or to take advantage of more favorable opportunities. The Fund may engage in active and frequent trading of portfolio securities.

3.	“Environmental, Social and Governance investing risk” and “Impact bond risk” under the heading “Principal Risks” beginning on page 4 of the Prospectus are each deleted in their entirety.

4.	The information under the heading “How the Funds Invest – Principal Investment Strategies” beginning on page 33 of the Prospectus is deleted in its entirety and replaced with the following:
The Fund is designed to provide a diversified portfolio of different types of fixed-income securities. In contrast to a typical core bond strategy, however, the Fund also invests a portion of its assets in fixed-income securities that carry higher risks, but which potentially offer higher investment rewards. The fixed-income securities in which the Fund invests include U.S. and foreign corporate bonds, U.S. government securities, bonds issued by foreign governments, corporate loans, asset-backed securities and mortgage-backed securities. The Fund may invest in securities issued by foreign issuers, including those that are located in emerging market countries, although the Fund does not invest more than 20% of its net assets in emerging market securities. Some foreign securities may be denominated in currencies other than the U.S. dollar.
The Fund invests in mortgage-backed securities. Mortgage-backed securities include either pass-through securities issued by U.S. government agencies, such as Ginnie Mae, Fannie Mae or Freddie Mac, or collateralized mortgage obligations issued either by U.S. government agencies or by private issuers. The Fund may purchase many U.S. agency pass-through securities on a when-issued (also known as “to‑be‑announced”) basis, and it may also purchase or sell such securities for delayed delivery. When entering into such a transaction, the Fund buys or sells securities with payment and delivery scheduled to take place in the future.
The Fund normally invests primarily in fixed-income securities that are rated, at the time of purchase, investment grade or the unrated equivalent as determined by the Fund’s subadviser. The Fund may, however, invest up to 25% of its net assets at the time of purchase, in high-yield bonds. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed-income securities. Securities in which the Fund invests pay interest on either a fixed-rate or variable-rate basis.
The Fund seeks to achieve its objective by investing in securities offering the highest level of total return while simultaneously managing investment risk. The Fund’s portfolio can be expected to have an average effective duration ranging between three and eight years, although the Fund’s subadviser may lengthen or shorten the Fund’s portfolio duration outside this range depending on its evaluation of market conditions. The Fund does not have any restrictions on its average effective portfolio maturity or on the maturity or duration of the individual fixed-income securities the Fund may purchase.
In constructing the Fund’s portfolio, the subadviser relies primarily on proprietary, internally-generated credit research, focusing on both industry/sector analysis and detailed individual security selection, although the subadviser may supplement its internal research with external, third-party research and related credit tools. The subadviser seeks to identify investment opportunities based on the relative value of securities. The subadviser analyzes individual issuer credit risk based on factors such as management and depth of experience, competitive advantage, market and product position and overall financial strength.
The Fund’s subadviser seeks value and may sell a security in anticipation of market declines or credit downgrades or to take advantage of more favorable opportunities. The Fund may engage in active and frequent trading of portfolio securities.

Although the Fund does not invest in derivative instruments as a principal investment strategy, the Fund may use options, futures, options on futures and swaps, as a substitute for investing directly in an underlying asset, to increase returns, to manage foreign currency, credit, or interest rate risk, to manage effective duration, as part of a hedging strategy, or for other purposes related to the management of the Fund.

5.	“Impact bonds” under the heading “How the Funds Invest – Key Terms” beginning on page 34 of the Prospectus is deleted in its entirety.

6.	“Environmental, Social and Governance investing risk” and “Impact bond risk” are deleted from the second paragraph under the heading “Principal Risks” on page 35 of the Prospectus.

7.
“Environmental, Social and Governance investing risk” and “Impact bond risk” under the heading “Risks of Investing in the Funds” beginning on page 46 of the Prospectus are each deleted in their entirety.

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